Not FDIC Insured May Lose Value No Bank Guarantee
103-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.4%
Bahamas 1.7%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 15,418,596
Belgium 1.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 607,543 15,770,505
Brazil 1.3%
Camil Alimentos SA ............... Food Products 5,051,600 6,962,503
M Dias Branco SA ................ Food Products 575,400 4,378,284
11,340,787
Canada 1.9%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 3,333,309
Canadian Western Bank ........... Banks 453,434 8,263,384
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 171,000 4,854,584
16,451,277
China 1.0%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,838,500 8,883,759
Finland 1.5%
Huhtamaki OYJ .................. Containers & Packaging 401,631 13,138,724
Germany 4.3%
Adesso SE ..................... IT Services 28,932 3,518,473
Gerresheimer AG ................ Life Sciences Tools & Services 123,682 13,623,526
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 286,163 9,553,058
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 22,332 347,004
Rational AG .................... Machinery 16,473 11,069,202
38,111,263
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 10,592,301
VTech Holdings Ltd. .............. Communications Equipment 775,800 4,658,494
15,250,795
Hungary 1.1%
Richter Gedeon Nyrt . ............. Pharmaceuticals 402,078 10,137,128
India 0.8%
a
Exide Industries Ltd. .............. Automobile Components 2,827,836 7,214,830
Italy 6.1%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 184,168 15,966,269
c
Carel Industries SpA , 144A, Reg S ... Building Products 186,983 5,203,476
Interpump Group SpA ............. Machinery 323,981 17,482,925
c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,634,415 14,992,112
53,644,782
Japan 8.7%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 640,800 17,115,205
Bunka Shutter Co. Ltd. ............ Building Products 537,400 4,213,251
CKD Corp. ..................... Machinery 303,300 4,600,718
Digital Garage, Inc. ............... IT Services 390,100 10,691,747
Idec Corp. ...................... Electrical Equipment 231,500 5,083,110
IDOM, Inc. ..................... Specialty Retail 1,432,500 8,451,132
Meitec Corp. .................... Professional Services 382,700 6,356,162
TechnoPro Holdings, Inc. .......... Professional Services 332,700 7,207,436

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Tsumura & Co. .................. Pharmaceuticals 644,700 $ 12,771,468
76,490,229
Netherlands 2.1%
Flow Traders Ltd. ................ Capital Markets 222,759 5,146,912
SBM Offshore NV ................ Energy Equipment & Services 971,871 13,211,512
18,358,424
South Korea 1.5%
BNK Financial Group, Inc. .......... Banks 1,415,028 7,176,783
DGB Financial Group, Inc. .......... Banks 1,178,608 6,245,365
13,422,148
Sweden 2.1%
c
Dometic Group AB, 144A .......... Automobile Components 1,320,778 7,720,007
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 11,083,686
18,803,693
Switzerland 5.8%
Bucher Industries AG ............. Machinery 37,115 15,594,037
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 8,067,461
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 86,356 10,609,708
Siegfried Holding AG .............. Life Sciences Tools & Services 21,358 16,953,480
51,224,686
Taiwan 6.1%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 798,000 4,811,834
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 3,924,432 13,534,142
Giant Manufacturing Co. Ltd. ........ Leisure Products 585,311 3,913,851
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,331,000 11,098,305
Merida Industry Co. Ltd. ........... Leisure Products 1,329,000 8,395,745
Nien Made Enterprise Co. Ltd. ...... Household Durables 534,000 6,115,303
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,416,000 5,918,139
53,787,319
United Kingdom 4.2%
Greggs plc ..................... Hotels, Restaurants & Leisure 351,438 11,744,304
Johnson Service Group plc ......... Commercial Services & Supplies 3,345,013 4,501,510
Man Group plc .................. Capital Markets 4,470,960 12,236,219
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,923 8,904,281
37,386,314
United States 39.7%
Academy Sports & Outdoors, Inc. .... Specialty Retail 69,400 3,397,824
Advanced Drainage Systems, Inc. .... Building Products 55,000 5,322,350
Alamo Group, Inc. ................ Machinery 91,264 15,191,805
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 290,200 7,109,900
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 197,612 14,589,694
b
Crown Holdings, Inc. .............. Containers & Packaging 173,800 13,248,774
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 12,088 5,741,800
a,b
Freshpet , Inc. ................... Food Products 147,400 8,808,624
Hillenbrand, Inc. ................. Machinery 356,659 17,108,932
Huntington Bancshares, Inc. ........ Banks 1,132,756 11,678,714
a
ICON plc ....................... Life Sciences Tools & Services 46,872 9,985,142
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 199,400 16,322,884

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Janus Henderson Group plc ........ Capital Markets 348,953 $ 9,170,485
b
John Bean Technologies Corp. ...... Machinery 104,783 11,170,916
a,b
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 83,800 11,760,492
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 839,510 15,094,390
LCI Industries ................... Automobile Components 85,380 9,224,455
Lear Corp. ..................... Automobile Components 76,400 9,371,224
a,b
Leonardo DRS, Inc. .............. Aerospace & Defense 630,700 9,523,570
b
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 834,800 11,044,404
Lithia Motors, Inc., A .............. Specialty Retail 20,867 4,867,854
ManpowerGroup , Inc. ............. Professional Services 102,322 7,179,935
b
MGP Ingredients, Inc. ............. Beverages 137,900 13,108,774
a
Middleby Corp. (The) ............. Machinery 47,600 6,283,200
Miller Industries, Inc. .............. Machinery 203,700 6,693,582
a,b
NCR Corp. ..................... Software 533,000 12,632,100
Patrick Industries, Inc. ............. Automobile Components 110,235 7,223,700
Sealed Air Corp. ................. Containers & Packaging 254,500 9,632,825
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 92,076 4,729,944
a,b
Sonos , Inc. ..................... Household Durables 606,100 8,806,633
b
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 3,206,754
a
Texas Capital Bancshares, Inc. ...... Banks 184,270 8,715,971
b
TriMas Corp. .................... Containers & Packaging 590,803 14,953,224
TrustCo Bank Corp. .............. Banks 461,894 12,762,131
Voya Financial, Inc. ............... Financial Services 147,684 10,012,975
Winnebago Industries, Inc. ......... Automobiles 86,227 4,797,670
350,473,651
Total Common Stocks (Cost $647,886,391) .....................................
825,308,910
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 601,337
Total Warrants (Cost $–) ......................................................
601,337
Units
Limited Partnerships 1.7%
United States 1.7%
AllianceBernstein Holding LP ....... Capital Markets 422,465 14,689,108
Total Limited Partnerships (Cost $5,488,905) ...................................
14,689,108
Total Long Term Investments (Cost $653,375,296) ...............................
840,599,355
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.6%
United States 4.6%
d
FHLB, 6/01/23 .................. 40,600,000 40,600,000
Total U.S. Government and Agency Securities (Cost $40,600,000) .................
40,600,000

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 1,226,940 $ 1,226,940
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,226,940) .................................................................
1,226,940
a a a a a
Total Short Term Investments (Cost $41,826,940 ) ................................
41,826,940
a a a
Total Investments (Cost $695,202,236) 99.9% ...................................
$882,426,295
Other Assets, less Liabilities 0.1% .............................................
622,831
Net Assets 100.0% ...........................................................
$883,049,126
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $49,955,993, representing 5.7% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $27,614 $12,921,377 $(11,722,051) $— $— $1,226,940 1,226,940 $14,303
Total Affiliated Securities ... $27,614 $12,921,377 $(11,722,051) $— $— $1,226,940 $14,303
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 15,418,596 $ — $ — $ 15,418,596
Belgium .............................. — 15,770,505 — 15,770,505
Brazil ................................ 11,340,787 — — 11,340,787
Canada .............................. 16,451,277 — — 16,451,277
China ............................... — 8,883,759 — 8,883,759
Finland .............................. — 13,138,724 — 13,138,724
Germany ............................. — 38,111,263 — 38,111,263
Hong Kong ........................... — 15,250,795 — 15,250,795
Hungary ............................. — 10,137,128 — 10,137,128
India ................................ — 7,214,830 — 7,214,830
Italy ................................. — 53,644,782 — 53,644,782
Japan ............................... — 76,490,229 — 76,490,229
Netherlands ........................... 5,146,912 13,211,512 — 18,358,424
South Korea .......................... — 13,422,148 — 13,422,148
Sweden .............................. — 18,803,693 — 18,803,693
Switzerland ........................... 8,067,461 43,157,225 — 51,224,686
Taiwan ............................... — 53,787,319 — 53,787,319
United Kingdom ........................ 13,405,791 23,980,523 — 37,386,314
United States .......................... 350,473,651 — — 350,473,651
Warrants .............................. 601,337 — — 601,337
Limit ed Partnerships ...................... 14,689,108 — — 14,689,108
Short Term Investments ................... 1,226,940 40,600,000 — 41,826,940
Total Investments in Securities ........... $436,821,860 $445,604,435
a
$— $882,426,295
a
Includes foreign securities valued at $405,004,435, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.